LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

NOTE 9: — LEASES

a.	Information on leases:

The Company has lease agreements that include leases of buildings or offices that are used to maintain the Company’s ongoing operations. The weighted average lease term as of December 31, 2023 and 2022 is 2.2 and 1.8 years, respectively. Some of these lease agreements include extension options.

	December 31,
	2023	2022	2021

Interest expense on lease liabilities	$35	$49	$51
Total cash outflow for leases	$584	$737	$625

The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises significant judgment in deciding whether it is reasonably certain that the extension options will be exercised.

b.	Disclosures in respect of right-of-use assets:

	Right-of-use	Accumulated	Right-of-use
	leased offices	depreciation	assets, net
Balance as of January 1, 2022	$2,918	$(935)	$1,983
Addition	74	(655)	(581)
Rent deposits	(18)	—	(18)
Balance as of December 31, 2022	2,974	$(1,590)	$1,384
Addition	287	(677)	(390)
Disposal	(305)	196	(109)
Modification	674	—	674
Rent deposits	18	—	18
Balance as of December 31, 2023	$3,648	$(2,071)	$1,577

The discount rates used at inception of new leases are based on the estimated rate of the Company’s incremental borrowing in each lease, depending on the amount of the lease, its average life and the quality of the leased property. The discount rates range between 2.4% and 9.0%.

c.	For an analysis of maturity dates of lease liabilities, see Note 5.